SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪) ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Lease payments		$ 57	$ 25
Percentage of regular deposits by employee		8.33%
Severance Costs		$ 122	$ 74
Ordinary shares exercise price | (per share)	₪ 0.0226	$ 0.0226
Line of credit | ₪	₪ 95